Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000214065
Shareholder Report [Line Items]
Fund Name	KraneShares Global Carbon Strategy ETF
Class Name	KraneShares Global Carbon Strategy ETF
Trading Symbol	KRBN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about KraneShares Global Carbon Strategy ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/krbn/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/krbn/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Global Carbon Strategy ETF	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 275,451,963
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,196,682
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$275,451,963	9	$1,196,682	0%

Holdings [Text Block]

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	109.8%
Collateral and Currency Management:
Short-Term Investment, GVMXX	15.4%
Exchange-Traded FundFootnote Reference**	57.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated

Largest Holdings [Text Block]

Futures BreakdownFootnote Reference^

Data as of 9/30/2024

Value	Value
CCA 2025 Future	5.3%
CCA 2024 Future	26.4%
EUA 2024 Future	55.3%
EUA 2025 Future	5.0%
RGGI 2024 Future	3.6%
UKA 2024 Future	4.4%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Updated Prospectus Web Address	https://kraneshares.com/krbn/
C000229248
Shareholder Report [Line Items]
Fund Name	KraneShares European Carbon Allowance Strategy ETF
Class Name	KraneShares European Carbon Allowance Strategy ETF
Trading Symbol	KEUA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about KraneShares European Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/keua/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/keua/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares European Carbon Allowance Strategy ETF	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
AssetsNet	$ 9,291,856
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 43,927
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,291,856	3	$43,927	126%

Holdings [Text Block]

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	107.0%
Collateral and Currency Management:
Short-Term Investment, GVMXX	31.7%
Exchange-Traded FundFootnote Reference**	41.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated

Largest Holdings [Text Block]

Futures BreakdownFootnote Reference^

Data as of 9/30/2024

Value	Value
EUA 2024 Future	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Updated Prospectus Web Address	https://kraneshares.com/keua/
C000229247
Shareholder Report [Line Items]
Fund Name	KraneShares California Carbon Allowance Strategy ETF
Class Name	KraneShares California Carbon Allowance Strategy ETF
Trading Symbol	KCCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about KraneShares California Carbon Allowance Strategy ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kcca/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kcca/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares California Carbon Allowance Strategy ETF	$38	0.79%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
AssetsNet	$ 224,140,212
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 885,330
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$224,140,212	3	$885,330	0%

Holdings [Text Block]

Market ExposureFootnote Reference*

Futures Contracts:
Futures Contract	110.9%
Collateral and Currency Management:
Short-Term Investment, GVMXX	22.7%
Exchange-Traded FundFootnote Reference**	61.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets. All Investments are presented at market value with the exception of future contracts which are presented at the notional amount.
Footnote**	Affiliated

Largest Holdings [Text Block]

Futures BreakdownFootnote Reference^

Data as of 9/30/2024

Value	Value
CCA 2024 Future	100.0%
Footnote	Description
Footnote^	Percentages are calculated based on total notional value. Future contracts are presented at the notional value.

Updated Prospectus Web Address	https://kraneshares.com/kcca/
C000240471
Shareholder Report [Line Items]
Fund Name	KraneShares Rockefeller℠ Ocean Engagement ETF
Class Name	KraneShares Rockefeller℠ Ocean Engagement ETF
Trading Symbol	KSEA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about KraneShares Rockefeller℠ Ocean Engagement ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/ksea/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/ksea/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares Rockefeller℠ Ocean Engagement ETF	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
AssetsNet	$ 2,903,553
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 11,505
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,903,553	43	$11,505	34%

Holdings [Text Block]

 Sector WeightingsFootnote Reference*

Value	Value
Energy	1.0%
Health Care	4.8%
Utilities	6.5%
Information Technology	8.2%
Consumer Discretionary	10.0%
Materials	12.2%
Consumer Staples	15.4%
Industrials	37.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SSE PLC	3.8%
Waste Management	3.8%
Crown Holdings	3.7%
Trimble	3.3%
Bureau Veritas	3.2%
Loblaw	3.2%
DSM-Firmenich	3.1%
Tetra Tech	3.0%
Veralto	3.0%
Amazon.com	2.9%

Updated Prospectus Web Address	https://kraneshares.com/ksea/